UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended      March 31, 2011
                                              -----------------------

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             GENERAL ATLANTIC LLC
           ------------------------------------
Address:          3 Pickwick Plaza
           ------------------------------------
                  Greenwich, CT  06830
           ------------------------------------


Form 13F File Number:        028-03473
                      ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas J. Murphy
           ----------------------------------
Title:            Chief Financial Officer
           ----------------------------------
Phone:            (203) 629-8600
           ----------------------------------

Signature, Place, and Date of Signing:

     /s/ Thomas J. Murphy           Greenwich, CT             May 13, 2011
-----------------------------   ---------------------   ------------------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                           ----------------------------

Form 13F Information Table Entry Total:                10
                                           ----------------------------

Form 13F Information Table Value Total:            $3,734,533
                                           ----------------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

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



                                                     FORM 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
--------------------    --------  ----------   -------- -----------------------  ----------  -------- ------------------------------
                         TITLE                   VALUE    SHRS OR      SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
    NAME OF ISSUER      OF CLASS    CUSIP      (X$1000)   PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
DICE HOLDINGS            COM       253017107       190,384  12,599,895  SH             SOLE         12,599,895

EMDEON, INC.             COM       29084T104       791,344  49,121,313  SH             SOLE         49,121,313

FIRST REP BK SAN
FRAN CALI N              COM       33616C100       776,396  25,117,953  SH             SOLE         25,117,953

GENPACT                  COM       G3922B107     1,297,013  89,572,699  SH            OTHER(1)                  89,572,699

MERCADOLIBRE             COM       58733R102       103,494   1,267,846  SH             SOLE          1,267,846

NET1 UEPS
TECHNOLOGIES, INC        COM       64107N206        55,118   6,409,091  SH             SOLE          6,409,091

PATNI COMPUTER
SYSTEMS                  ADR       703248203       210,187  10,080,933  SH             SOLE         10,080,933

SOUFUN HOLDINGS          ADR       836034108       286,388  15,347,720  SH             SOLE         15,347,720

VIMICRO CORPORATION      ADR       92718N109         4,503   1,500,934  SH             SOLE          1,500,934

WUXI                     ADR       929352102        19,706   1,274,676  SH             SOLE          1,274,676


--------------------
(1) General Atlantic LLC ("General Atlantic") hereby advises that it may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 with respect to Genpact Ltd. common shares which are co-owned by an investment group affiliated with General Atlantic and another investment group through their shared ownership of Genpact Investment Co. (Bermuda) Limited (f/k/a Genpact Investment Co. (Lux) SICAR S.a.r.l.).


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